Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	TWD ($)	USD ($)	Capital stock [member] TWD ($)	Capital surplus [member] TWD ($)	Legal reserve [member] TWD ($)	Unappropriated retained earnings [member] TWD ($)	Financial statements translation differences of foreign operations [member] TWD ($)	Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income [member] TWD ($)	Equity directly related to non-current assets held for sale [member] TWD ($)
Beginning Balance at Dec. 31, 2021	$ 24,142,215		$ 7,272,401	$ 6,055,621	$ 2,070,505	$ 8,521,848	$ (86,025)	$ 307,865
Profit for the year	3,439,697					3,439,697
Other comprehensive income (loss)	184,329					177,886	68,656	(62,213)
Total comprehensive income (loss) for the year	3,624,026					3,617,583	68,656	(62,213)
Appropriation of prior year's earnings:
Legal reserve					505,482	(505,482)
Cash dividends	(3,127,133)					(3,127,133)
Changes in associates accounted for using equity method	152			152
Ending Balance at Dec. 31, 2022	24,639,260		7,272,401	6,055,773	2,575,987	8,506,816	(17,369)	245,652
Profit for the year	1,967,565					1,967,565
Other comprehensive income (loss)	(170,976)					8,947	16,713	(153,542)	$ (43,094)
Total comprehensive income (loss) for the year	1,796,589					1,976,512	16,713	(153,542)	(43,094)
Appropriation of prior year's earnings:
Legal reserve					354,986	(354,986)
Cash dividends	(1,672,652)					(1,672,652)
Ending Balance at Dec. 31, 2023	24,763,197		7,272,401	6,055,773	2,930,973	8,455,690	(656)	92,110	(43,094)
Profit for the year	1,439,536	$ 43,902				1,439,536
Other comprehensive income (loss)	109,617	3,343				45,264	18,347	2,912	43,094
Total comprehensive income (loss) for the year	1,549,153	47,245				1,484,800	18,347	2,912	$ 43,094
Appropriation of prior year's earnings:
Legal reserve					190,237	(190,237)
Cash dividends	(1,309,032)					(1,309,032)
Disposal of investments in equity instruments at fair value through other comprehensive income						2,861		(2,861)
Ending Balance at Dec. 31, 2024	$ 25,003,318	$ 762,529	$ 7,272,401	$ 6,055,773	$ 3,121,210	$ 8,444,082	$ 17,691	$ 92,161